Note 5 - Intangible Assets and Goodwill (Details Textual) - USD ($)	Mar. 27, 2020	Dec. 31, 2022	Mar. 31, 2022
Goodwill, Ending Balance		$ 4,900,873	$ 4,900,873
Ecoark Holdings [Member]
Finite-Lived Intangible Assets Acquired	$ 2,350,000
Goodwill, Ending Balance	$ 4,900,873
Ecoark Holdings [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Ecoark Holdings [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	5 years